Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 29	$ 30	$ 24	$ 38
Provision for credit losses
Purchases	1	2	6	6
Sales and maturities	(1)	(1)	(2)	(1)
Changes in risk, parameters and exposures	1	(3)	2	(16)
Exchange rate and other	(1)		(1)	1
Balance at end of period	29	28	29	28
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	9	7	5	6
Provision for credit losses
Purchases	1	2	6	6
Sales and maturities	(1)	(1)	(2)	(1)
Changes in risk, parameters and exposures	1		1	(3)
Exchange rate and other		(1)		(1)
Balance at end of period	10	7	10	7
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	20	23	19	32
Provision for credit losses
Changes in risk, parameters and exposures		(3)	1	(13)
Exchange rate and other	(1)	1	(1)	2
Balance at end of period	$ 19	$ 21	$ 19	$ 21